ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2021
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE

5. ACCOUNTS RECEIVABLE

As of December 31, 2021 and 2020 the Company has accounts receivable of $433,002 and $439,910. The aging of account receivables were all less than 30 days. The allowance for doubtful accounts were nil as of December 31, 2021 and 2020.